Western Asset Management U.S. Government Portfolio Investment Strategy - Western Asset Management U.S. Government Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Western Asset Management Company, LLC (“Western Asset” or “Subadviser”), subadviser to the Portfolio, generally invests at least 80% of the net assets of the Portfolio in U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities), including repurchase agreements collateralized by U.S. Government securities. The Portfolio may also invest up to 10% of its total assets in investment grade fixed-income securities that are not U.S. Government securities, including collateralized mortgage obligations and collateralized debt obligations. The Portfolio may also invest in derivatives, mortgage dollar rolls and securities issued pursuant to Rule 144A under the Securities Act of 1933. The Portfolio may invest in derivatives to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use such derivatives as options, options on futures contracts, currency-related derivatives, swaps, structured notes and inverse floaters for these purposes. These instruments may be used for any investment purpose, including, for example, in an attempt to adjust the Portfolio’s duration or to lower its exposure to certain risks (e.g., changes in interest rates). Investment Selection Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Assets are allocated among various classes of securities, including U.S. Treasury Securities and securities of agencies or instrumentalities of the U.S. Government, Treasury Inflation Protected Securities, mortgage-backed assets and investment grade fixed-income securities. The mortgage- and asset-backed securities in which the Portfolio may invest include those guaranteed or issued by the Government National Mortgage Association or the Federal National Mortgage Association, as well as privately issued mortgage- and asset-backed securities, including collateralized mortgage obligations and collateralized debt obligations. Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities. The duration of the Portfolio will normally be between 2 and 5 years.